Segment reporting (Tables)	6 Months Ended
Jun. 30, 2022
Segment reporting
Schedule of product net sales by country of sales

Six Months Ended
(in thousands of $)	June 30, 2022
Product net sales	$
United States	94,349
Japan	1,514
Other*	133
Total	$95,996

* The product net sales relates to sales made outside of US and Japan and relates to named patient sale made with the US label.

Schedule of collaboration revenue generated by external customers

	Six Months Ended	Six Months Ended
(in thousands of $)	June 30, 2022	June 30, 2021
United States	$—	$317,258
China	2,610	151,903
Other	—	1,237
Total	$2,610	$470,398

Schedule of external customers geographically location

	As of
	June 30,	December 31,
(in thousands of $)	2022	2021
Belgium	$259,693	$268,733
United States	2,736	3,138
Japan	3,104	3,232
Other	146	8
Total	$265,679	$275,111